Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	PurePenn, LLC	Mountaineer Holding, LLC	Keystone Relief Centers LLC	Nature's Remedy of Massachusetts, Inc.	Solevo Wellness West Virginia, LLC	Super Voting Shares	Multiple Voting Shares	Subordinate Voting Shares	Subordinate Voting Shares PurePenn, LLC	Subordinate Voting Shares Mountaineer Holding, LLC	Subordinate Voting Shares Nature's Remedy of Massachusetts, Inc.	Subordinate Voting Shares Solevo Wellness West Virginia, LLC	Common Shares	Common Shares PurePenn, LLC	Common Shares Mountaineer Holding, LLC	Common Shares Nature's Remedy of Massachusetts, Inc.	Common Shares Solevo Wellness West Virginia, LLC	Additional Paid-in-Capital	Additional Paid-in-Capital PurePenn, LLC	Additional Paid-in-Capital Mountaineer Holding, LLC	Additional Paid-in-Capital Keystone Relief Centers LLC	Additional Paid-in-Capital Nature's Remedy of Massachusetts, Inc.	Additional Paid-in-Capital Solevo Wellness West Virginia, LLC	Warrants	Accumulated Earnings
Beginning Balance at Dec. 31, 2017	$ 4,160,000																		$ 11,456,000							$ (7,296,000)
Beginning Balance (in shares) at Dec. 31, 2017							85,246,600	13,436,800						98,683,400
Share-based compensation	15,020,000																		15,020,000
Shares issued for cash - warrant exercise	1,489,000																		1,489,000
Shares issued for cash - warrant exercise (in shares)									321,268					321,268
Issuance of Common Stock as Debt Discount	200,000																		200,000
Additional Contribution from the Issuance of Below Market Interest Debt	46,000																		46,000
Issuance of Shares Subscription Receipt Offering, Net	45,948,000																		45,948,000
Issuance of Shares Subscription Receipt Offering, Net (in shares)								3,573,450	7,354,050					10,927,500
Broker Warrants Issued in Reverse Takeover Transaction	1,519,000																		1,519,000
Net Consideration Provided in Reverse Takeover Transaction	(460,000)																		(460,000)
Net Consideration Provided in Reverse Takeover Transaction (in shares)									200,000					200,000
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)								(3,259,799)	3,259,799
Net income and comprehensive income	10,893,000																									10,893,000
Ending Balance at Dec. 31, 2018	78,814,000																		75,218,000							3,596,000
Ending Balance (in shares) at Dec. 31, 2018							85,246,600	13,750,451	11,135,117					110,132,168
Shares issued for cash - warrant exercise	964																		964
Shares issued for cash - warrant exercise (in shares)									214,178					214,178
Additional Contribution from the Issuance of Below Market Interest Debt	10,000																		10,000
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)							(17,433,300)	(7,089,077)	24,522,377
Net income and comprehensive income	53,094,000																									53,094,000
Ending Balance at Dec. 31, 2019	132,883,000																		76,192,000							56,691,000
Ending Balance (in shares) at Dec. 31, 2019							67,813,300	6,661,374	35,871,672					110,346,346
Share-based compensation	1,222,000																		1,222,000
Net income and comprehensive income	23,605,000																									23,605,000
Ending Balance at Mar. 31, 2020	157,710,000																		77,414,000							80,296,000
Ending Balance (in shares) at Mar. 31, 2020							67,813,300	6,661,374	35,871,672					110,346,346
Beginning Balance at Dec. 31, 2019	132,883,000																		76,192,000							56,691,000
Beginning Balance (in shares) at Dec. 31, 2019							67,813,300	6,661,374	35,871,672					110,346,346
Net income and comprehensive income	42,543,000
Ending Balance at Jun. 30, 2020	188,568,000																		89,334,000							99,234,000
Ending Balance (in shares) at Jun. 30, 2020							67,813,300	6,661,374	38,594,983					113,069,657
Beginning Balance at Dec. 31, 2019	132,883,000																		76,192,000							56,691,000
Beginning Balance (in shares) at Dec. 31, 2019							67,813,300	6,661,374	35,871,672					110,346,346
Share-based compensation	2,765,000																		2,765,000
Shares issued for cash - warrant exercise	11,459,000																		11,459,000
Shares issued for cash - warrant exercise (in shares)									2,723,411					2,723,411
Contingent consideration payable in shares	65,000,000																		65,000,000
Shares issued for acquisition		$ 37,000,000																		$ 37,000,000
Shares issued for acquisition (in shares)										1,780,061					1,780,061
Conversion of Multiple Voting to Subordinate Voting Shares							(9,630,800)	(5,222,337)	14,853,137
Reclassification of Warrants to Equity	$ 52,570,000																								$ 52,570,000
Exercise of Stock Options (in shares)	9,180								9,180					9,180
Issuance of Shares in Private Placement, Net of Issuance Costs (in shares)									4,715,000					4,715,000
Issuance of Shares in Private Placement, Net of Issuance Costs	$ 83,228,000																		83,228,000
Net income and comprehensive income	62,999,000																									62,999,000
Ending Balance at Dec. 31, 2020	447,904,000																		275,644,000						52,570,000	119,690,000
Ending Balance (in shares) at Dec. 31, 2020							58,182,500	1,439,037	59,952,461					119,573,998
Beginning Balance at Mar. 31, 2020	157,710,000																		77,414,000							80,296,000
Beginning Balance (in shares) at Mar. 31, 2020							67,813,300	6,661,374	35,871,672					110,346,346
Share-based compensation	462,000																		462,000
Shares issued for cash - warrant exercise	11,458,000																		11,458,000
Shares issued for cash - warrant exercise (in shares)									2,723,311,000					2,723,311,000
Net income and comprehensive income	18,938,000																									18,938,000
Ending Balance at Jun. 30, 2020	188,568,000																		89,334,000							99,234,000
Ending Balance (in shares) at Jun. 30, 2020							67,813,300	6,661,374	38,594,983					113,069,657
Beginning Balance at Dec. 31, 2020	447,904,000																		275,644,000						52,570,000	119,690,000
Beginning Balance (in shares) at Dec. 31, 2020							58,182,500	1,439,037	59,952,461					119,573,998
Share-based compensation	741,000																		741,000
Shares issued for cash - warrant exercise	6,861,000																		15,000,000						(8,139,000)
Shares issued for cash - warrant exercise (in shares)									469,133,000					469,133,000
Conversion of warrants to subordinate voting shares (in shares)									133,408,000					133,408,000
Conversion of Multiple Voting to Subordinate Voting Shares								(117,668,000)	117,668,000
Conversion of Super Voting Shares to Subordinate Voting Shares (in shares)							(3,021,100,000)		3,021,100,000
Conversion of Super Voting Shares to Multiple Voting Shares (in shares)							(55,161,400,000)	55,161,400,000
Net income and comprehensive income	30,078,000																									30,078,000
Ending Balance at Mar. 31, 2021	485,584,000																		291,385,000						44,431,000	149,768,000
Ending Balance (in shares) at Mar. 31, 2021								56,482,769	63,693,770					120,176,539
Beginning Balance at Dec. 31, 2020	$ 447,904,000																		275,644,000						52,570,000	119,690,000
Beginning Balance (in shares) at Dec. 31, 2020							58,182,500	1,439,037	59,952,461					119,573,998
Exercise of Stock Options (in shares)	0
Net income and comprehensive income	$ 70,958,000
Ending Balance at Jun. 30, 2021	756,235,000																		522,898,000						42,689,000	190,648,000
Ending Balance (in shares) at Jun. 30, 2021								56,461,096	70,521,604					126,982,700
Beginning Balance at Mar. 31, 2021	485,584,000																		291,385,000						44,431,000	149,768,000
Beginning Balance (in shares) at Mar. 31, 2021								56,482,769	63,693,770					120,176,539
Share-based compensation	744,000																		744,000
Shares issued for cash - warrant exercise	811,000																		2,553,000						(1,742,000)
Shares issued for cash - warrant exercise (in shares)									100,400,000					100,400,000
Common stock issued upon cashless warrant exercise (in shares)									661,614,000					661,614,000
Tax withholding related to net share settlement of equity awards	(595,000)																		(595,000)
Tax withholding related to net share settlement of equity awards (in shares)									(15,734,000)					(15,734,000)
Issuance of shares in offering, net of issuance costs	217,896,000																		217,896,000
Issuance of shares in offering, net of issuance costs (in shares)									5,750,000,000					5,750,000,000
Contingent consideration payable in shares	(2,800,000)																		(2,800,000)
Adjustment of fair value of equity consideration		$ 2,711,000		$ 1,004,000																$ 2,711,000		$ 1,004,000
Shares issued for acquisition			$ 3,000,000		$ 6,500,000	$ 500,000															$ 3,000,000		$ 6,500,000	$ 500,000
Shares issued for acquisition (in shares)											60,342,000	237,881,000	11,658,000			60,342,000	237,881,000	11,658,000
Conversion of Multiple Voting to Subordinate Voting Shares								(21,673,000)	21,673,000
Net income and comprehensive income	40,880,000																									40,880,000
Ending Balance at Jun. 30, 2021	$ 756,235,000																		$ 522,898,000						$ 42,689,000	$ 190,648,000
Ending Balance (in shares) at Jun. 30, 2021								56,461,096	70,521,604					126,982,700